Derivative financial instruments (Details 7) $ in Thousands	Dec. 31, 2023 USD ($)
IfrsStatementLineItems [Line Items]
Derivative object hedge	$ 170,101
Fair value adjustment to the hedge object asset	730
Fair value adjustment to the hedge object liability
Derivative hedge instrument fair value variation	(617)
Interest Rate Contract Future Portfolio Hedge Credit Card [Member]
IfrsStatementLineItems [Line Items]
Derivative object hedge	5,368
Fair value adjustment to the hedge object asset	32
Fair value adjustment to the hedge object liability
Derivative hedge instrument fair value variation	(16)
Interest Rate Contracts Future Portfolio Hedge Loan [Member]
IfrsStatementLineItems [Line Items]
Derivative object hedge	164,733
Fair value adjustment to the hedge object asset	698
Fair value adjustment to the hedge object liability
Derivative hedge instrument fair value variation	$ (601)